Fair value measurement - Commodity swap liability (Details)	12 Months Ended
Dec. 31, 2023 $ / shares USD ($) item
Swap contract [member]
Commodity swap liability
Derivative number of agreements | item	3
Commodity Swap Contract with Citibank [Member]
Commodity swap liability
Notional quantity | $	12,255
Fixed price | $ / shares	8,204.49
Commodity Swap Contract with Bank of Montreal [Member]
Commodity swap liability
Notional quantity | $	12,255
Fixed price | $ / shares	8,214.35
Commodity Swap Contract with National Bank of Canada [Member]
Commodity swap liability
Notional quantity | $	12,255
Fixed price | $ / shares	8,112.85